Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues and Other Income
Gross revenues	$ 52,377	$ 54,881
Less: royalties	(3,469)	(4,192)
Other income	402	445
Total Revenues and Other Income	49,310	51,134
Expenses
Purchases of crude oil and products	18,053	19,115
Operating, selling and general	13,248	13,059
Transportation and distribution	1,961	1,842
Depreciation, depletion and amortization	6,916	6,954
Exploration	159	92
Gain on disposal of assets	(55)	(25)
Financing expenses	1,080	1,910
Total Expenses	41,362	42,947
Earnings (Loss) before Income Taxes	7,948	8,187
Income Tax Expense (Recovery)
Current	1,940	2,465
Deferred	90	(294)
Total Income Tax Expense (Recovery)	2,030	2,171
Net Earnings	5,918	6,016
Items That May be Subsequently Reclassified to Earnings:
Foreign currency translation adjustment	(202)	153
Items That Will Not be Reclassified to Earnings:
Actuarial gain on employee retirement benefit plans, net of income taxes	596	590
Other Comprehensive Income	394	743
Total Comprehensive Income	$ 6,312	$ 6,759
Per Common Share (dollars)
Net earnings - basic	$ 4.85	$ 4.72
Net earnings - diluted	4.85	4.72
Cash dividends	$ 2.31	$ 2.22